STOCKHOLDER'S EQUITY	12 Months Ended
Feb. 03, 2013
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY

NOTE 10—STOCKHOLDER'S EQUITY

Common Stock

        The Company is authorized to issue 1,000 shares of common stock, par value $0.01 per share. As of February 3, 2013 and January 29, 2012, 1,000 shares were issued and outstanding.

Accumulated Other Comprehensive Income (Loss)

        On both February 3, 2013 and January 29, 2012, accumulated other comprehensive income (loss) is comprised of $(2) million of cumulative foreign currency translation adjustments, net.